CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 HKD ($)
Operating activities
Net income	$ 40,849	$ 177,974	$ 139,895
Less: Net income from discontinued operations	(53,364)	(171,927)	(144,820)
Net income/ (loss) from continuing operations	(12,515)	6,047	(4,925)
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization	363	363	363
Changes in operating assets and liabilities:
Deposits, prepayment and other receivables	(70)	(310)	(402)
Other payables and accruals	565	(221)	(475)
Tax payables	729	2,435	524
Net cash provided by/(used in) continuing operations	(10,928)	8,314	(4,915)
Net cash provided by/(used in) discontinued operations	11,987	17,168	(16,774)
Net cash provided by/(used in) operating activities	1,059	25,482	(21,689)
Investing activities
Net cash inflow from disposals of subsidiaries (net of cash disposed of HK$93 for the year 2019 , HK$49,666 for the year 2018 and HK$ nil for the year 2017)	325,413	350,655	131,686
Net cash provided by continuing operations	325,413	350,655	131,686
Net cash used in discontinued operations	0	(101,410)	(48,943)
Net cash provided by investing activities	325,413	249,245	82,743
Financing activity
Dividends paid	(413,761)	(403,669)	(151,376)
Net cash used in continuing operations	(413,761)	(403,669)	(151,376)
Net cash used in discontinued operations	0	0	0
Net cash used in financing activities	(413,761)	(403,669)	(151,376)
Net decrease in cash and cash equivalents	(87,289)	(128,942)	(90,322)
Effect of exchange rate changes	0	6,674	(813)
Cash and cash equivalents, beginning of year	272,819	395,087	486,222
Cash and cash equivalents, end of year	185,530	272,819	395,087
Less: cash and cash equivalents from discontinued operations	0	(69)	(94,516)
Cash and cash equivalents, end of year from continuing operations	185,530	272,750	300,571
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest income	3,297	3,082	2,213
Income taxes paid/(refund)	0	0	0
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITY:
Consideration receivable	$ 0	$ 165,506	$ 141,341